Stockholders' Equity and Stock Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Stockholders' Equity and Stock Based Compensation [Abstract]
Schedule of restricted common stock activity
In Consideration For	Award Date	Date of Issue	Number of Shares		Price		Value
Stock based compensation	01/01/14	01/01/14	1,500,000		$0.88	*	1,500
Stock based compensation	04/30/13	02/04/14	5,000,000		$0.17	*	5,000
Stock based compensation	02/04/14	02/04/14	1,500,000		$0.64	*	1,500
Acquisition services	N/A	05/15/14	500,000	**	$0.47		235,000
Acquisition of NACSV	N/A	06/16/14	645,161		$0.31	***	200,000
Stock based compensation forfeited		06/03/14	(1,500,000)				(1,500)
Net change in shares issued			7,645,161				$441,500

* Stock-based compensation was calculated at fair value on the grant date and the expense is being amortized over the vesting period and service period.  $1,792,713 of compensation expense will be recognized through April 30, 2016.

** 1.3 Million additional shares are due to be issued.

*** Issued at $0.31 per share. The fair market value on the date of issuance was $0.33 per share and the Company recognized an acquisition expense of $12,903 related to the $0.02 share discount.

In Consideration For	Date of Issue	Number of Shares	Issue Price		Value
2012
Bronco Acquisition	01/01/12	4,289,029	$0.035		$150,116
Debt Conversion	04/28/12	3,300,000	$0.002		$6,600
Debt Conversion	05/21/12	6,043,801	$0.052		$314,278
Debt Conversion	09/10/12	2,202,900	$0.500		$1,101,450
Private Placement for Working Capital	01/16/12	416,667	$0.060		$25,000
Private Placement for Working Capital	05/18/12	250,000	$0.100		$25,000
Private Placement for Working Capital	05/21/12	250,000	$0.100		$25,000
Private Placement for Working Capital	10/15/12	750,000	$0.100		$50,000
Preferred Stock Conversion	10/15/12	500,000	$0.002		$1,000
Rent	12/31/12	150,000	$0.090		$13,500
Services	05/21/12	250,000	$0.052		$13,000
Services	10/15/12	500,000	$0.050		$25,000
Services	10/15/12	250,000	$0.052		$13,000

2013
Services	01/01/13	1,000,666	$0.100		$99,700
Stock-based compensation	01/10/13	11,000,000	$0.120	*	$11,000
Services	04/15/13	500,000	$0.100		$50,000
Private placement	04/15/13	250,000	$0.100		$25,000
Private placement	05/31/13	200,000	$0.250		$50,000
Private placement	06/06/13	2,150,000	$0.250		$537,500
Services	06/25/13	310,000	$0.500		$155,000
Stock based compensation	06/25/13	15,000,000	$0.260	*	$15,000
Private placement	06/25/13	408,000	$0.450		$183,600
Private placement	06/30/13	260,000	$0.500		$130,000
Note conversion	07/01/13	3,000,000	$0.250		$750,000
Warrant exercise	08/19/13	3,000,000	$0.100		$300,000
Private Placement	09/20/13	1,100,000	$0.450		$495,000
Private Placement	09/25/13	1,100,000	$0.450		$495,000
Services	09/25/13	66,000	$0.450		$29,700
Private Placement	11/11/13	100,000	$0.050		$50,000
Services	12/11/13	66,000	$0.001		$66
Warrant Exercise	12/18/13	1,250,000	$0.010		$125,000

* - Stock-based compensation was calculated at fair value on the grant date and the expense is being amortized over the vesting period and service period.  $1,682,280 of compensation expense will be recognized over the next twelve months.

Shedule of warrants issued activity
Class of Warrant	Issued in connection with or for	Number		Exercise Price	Date of Issue	Date Vest	Date of Expiration
A-1	Debt	1,750,000	(1)	$0.10	December 2012	December 2013	December 2015
A-2	Services	1,000,000		$0.15	May 2013	May 2014	May 2018
A-3	Services	500,000		$0.50	June 2013	June 2014	June 2018
A-4	Services	1,000,000		$1.00	October 2013	October 2013	October 2016

1.	1,250,000 shares were exercised on December 18, 2013. We issued the shares in the name of the investor on December 18, 2013 in anticipation of payment. At December 31, 2013 we had not received payment and recorded a stock subscription receivable from the investor. On January 24, 2014 we received the proceeds and released the shares to the investor.

Class of Warrant	Issued in connection with or for	Number		Exercise Price	Date of Issue	Date Vest	Date of Expiration
A-1	Debt	1,750,000	(1)	$0.10	December 2012	December 2013	December 2015
A-2	Services	1,000,000		$0.15	May 2013	May 2014	May 2018
A-3	Services	500,000		$0.50	June 2013	June 2014	June 2018
A-4	Services	1,000,000		$1.00	October 2013	October 2013	October 2016

(1)	1,250,000 shares were exercised on December 18, 2013. We issued the shares in the name of the investor on December 18, 2013 in anticipation of payment. At December 31, 2013 we had not received payment and recorded a stock subscription receivable form the investor. On January 24, 2014 we received the proceeds and released the shares to the investor.

Summary of warrants outstanding and exercisable

	Outstanding			Exercisable
Range of Exercise Prices	Weighted Average Number Outstanding at 06/30/14	Outstanding Remaining Contractual Life (in yrs.)	Weighted Average Exercise Price	Number Exercisable at 06/30/14	Weighted Average Exercise Price
$0.10	1,750,000	1.51	$0.10	1,750,000	$0.10
$0.15	1,000,000	3.85	$0.15	1,000,000	$0.15
$0.50	500,000	4.01	$0.50	500,000	$0.50
$1.00	1,000,000	2.30	$1.00	1,000,000	$1.00
$0.37	4,250,000	2.92	$0.37	4,250,000	$0.37

	Outstanding			Exercisable
Range of Exercise Prices	Weighted Average Number Outstanding at 12/31/13	Outstanding Remaining Contractual Life (in yrs.)	Weighted Average Exercise Price	Number Exercisable at 12/31/13	Weighted Average Exercise Price
$0.10	1,750,000	2.00	$0.10	1,750,000	$0.10
$0.15	1,000,000	4.50	$0.15	-	-
$0.50	500,000	4.75	$0.50	-	-
$1.00	1,000,000	4.50	$1.00	1,000,000	$1.00
$0.37	4,250,000	3.90	$0.37	2,750,000	$0.43

Summary of stock option activity
		Weighted	Weighted
		Average	Average
		Exercise	Remaining	Aggregate
	Number of	Price Per	Contractual	Intrinsic
	Options	Share	Term	Value
Balance at December 31, 2013
Options granted	5,500,000	$0.64	9.6	$0.00
Options exercised	-
Options forfeited	-
Balance at June 30, 2014	5,500,000	$0.64	9.6	$0.00
Exercisable at June 30, 2014	-	-	-	-
Exercisable after June 30, 2014	5,500,000	$0.64	9.6	$0.00

Shedule of weighted average assumptions relating to valuation of options and warrants
Dividend yield	0.00%
Expected life (years)	5.25
Expected volatility	718.70%
Risk free interest rate	1.80%

Warrant	Fair Value	Dividend Yield	Volatility	Contractual Lives (Yrs.)	Risk-Free Rate
A-1	$1,050,000	0.00%	593.00%	2.0	1.58%
A-2	$300,000	0.00%	593.00%	5.0	0.84%
A-3	$250,000	0.00%	598.12%	5.0	1.20%
A-4	$800,000	0.00%	647.97%	3.0	0.64%

Schedule of unvested restricted stock units
Unvested at January 1, 2014	10,500,000
Issued	3,500,000
Vested	(8,000,000)
Forfeited	(1,500,000)
Unvested at June 30, 2014	4,500,000